PREPAYMENT AND OTHER CURRENT ASSETS, NET (Details)		12 Months Ended
		Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)
PREPAYMENT AND OTHER CURRENT ASSETS, NET [Abstract]
Receivable from third parties	[1]	$ 348,773		$ 805,382
Advance to suppliers		3,686,708		814,322
Deductible input value added tax		1,196,186		903,715
Refund for goods and services tax ("GST")	[2]	2,488,528		0
Others		269,412		178,187
Total		7,989,607		2,701,606
Less: provision for receivable from third parties	[3]	0		(613,850)
Prepayment and other current assets, net		7,989,607		2,087,756
Additional Information of Prepaid Expense And Other Assets Current [Abstract]
Receivable from third parties and advance to suppliers		157,445		0		$ 268,458
Xinlongma [Member]
Additional Information of Prepaid Expense And Other Assets Current [Abstract]
Receivable from agreement to provide spare-parts		301,486
Wuhu Baoqi [Member]
Additional Information of Prepaid Expense And Other Assets Current [Abstract]
Net receivable				$ 612,278	¥ 3,995,117
Hangzhou Magic [Member]
Additional Information of Prepaid Expense And Other Assets Current [Abstract]
Receivable recognized		$ 47,077	¥ 300,000

[1]	In 2021, the Company entered into an agreement with Fujian Xinlongma Automobile Co., Ltd.(“Xinlongma”) pursuant to which the Company agreed to provide spare-parts to Xinlongma and Xinlongma would develop electric vehicles. The Company intends to use the receivable in the amount of $301,486 to settle amounts payable to Xinlongma for the Company’s purchase of electric vehicles in the future.
[2]	GST is a value-added tax levied on goods and services sold for consumption in Australia. The balance as of December 31, 2021 is excess GST, which is refundable in the future.
[3]	The Company recorded provision for receivable from third parties and advance to suppliers of $157,445, nil and $268,458 for the years ended December 31, 2021, 2020 and 2019 respectively. The Company has written off all provision for receivables from third parties and advances to suppliers during the year ended December 31, 2021.